Supplement to the

Fidelity® Select Portfolios®

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2008

The following information supplements similar information found in the "Management Contracts" section beginning on page 51.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR, and not the funds, pays the sub-advisers.

Effective June 1, 2008, Vincent Montemaggiore has replaced Ramona Persaud as the portfolio manager of Banking. All references to Ramona Persaud in the "Management Contracts" section beginning on page 51 are no longer applicable.

The following information supplements similar information found in the "Management Contracts" section beginning on page 51.

The following table provides information relating to other accounts managed by Mr. Montemaggiore as of June 30, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 235	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Banking ($235 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of June 30, 2008
Vincent Montemaggiore	Banking	none

Effective May 1, 2008, Justin Bennett is no longer a portfolio manager of Paper and Forest Products. All references to Mr. Bennett in the "Management Contracts" section beginning on page 51 are no longer applicable.

Maurice FitzMaurice has replaced Andrew Hatem as the portfolio manager of Defense and Aerospace. Jonathan Kasen has replaced Vincent Montemaggiore as the portfolio manager of Industrial Equipment. Brian Wilhelm has replaced Stephen Hermsdorf as the portfolio manager of Insurance. All references to Andrew Hatem and Stephen Hermsdorf in the "Management Contracts" section are no longer applicable.

The following information supplements similar information found in the "Management Contracts" section beginning on page 51.

The following table provides information relating to other accounts managed by Mr. FitzMaurice as of May 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,300	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Defense and Aerospace ($1,180 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of May 31, 2008
Maurice FitzMaurice	Defense and Aerospace	none

SELB-08-05 October 30, 2008
1.475630.141

The following table provides information relating to other accounts managed by Mr. Kasen as of May 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 182	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Industrial Equipment ($182 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of May 31, 2008
Jonathan Kasen	Industrial Equipment	none

The following table provides information relating to other accounts managed by Mr. Wilhelm as of May 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 127	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Insurance ($127 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of May 31, 2008
Brian Wilhelm	Insurance	$10,001 - $50,000

Supplement to the

Fidelity Advisor Consumer Staples Fund
Class A, Class T, Class B, Class C, and Institutional Class
Classes of Consumer Staples Portfolio

Fidelity Advisor Gold Fund
Class A, Class T, Class B, Class C, and Institutional Class
Classes of Gold Portfolio

Fidelity Advisor Materials Fund
Class A, Class T, Class B, Class C, and Institutional Class
Classes of Materials Portfolio

Fidelity Advisor Telecommunications Fund
Class A, Class T, Class B, Class C, and Institutional Class
Classes of Telecommunications Portfolio

Funds of Fidelity® Select Portfolios®

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2008

The following information supplements the information found in the "Management Contracts" section beginning on page 32.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR, and not the funds, pays the sub-advisers.

FASFB-08-02 October 30, 2008
1.848947.104